UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811 - 6087

Salomon Brothers Series Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE	OF INVESTMENTS

SALOMON BROTHERS SERIES FUNDS INC.

SALOMON BROTHERS BALANCED FUND

SALOMON BROTHERS SMALL CAP GROWTH FUND

FORM N-Q

SEPTEMBER 30, 2006

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 52.6%
CONSUMER DISCRETIONARY - 3.9%
Hotels, Restaurants & Leisure - 0.2%
6,000	McDonald’s Corp.	$234,720

Household Durables - 0.0%
490,631	Home Interiors of Gifts Inc. (a)(b)*	4,906

Media - 3.0%
7,350	CBS Corp.	207,417
17,270	Comcast Corp., Class A Shares*	636,400
33,400	News Corp., Class A Shares	656,310
56,400	Time Warner Inc.	1,028,172
7,350	Viacom Inc.*	274,155

	Total Media	2,802,454

Specialty Retail - 0.7%
17,000	Home Depot Inc.	616,590

	TOTAL CONSUMER DISCRETIONARY	3,658,670

CONSUMER STAPLES - 5.0%
Beverages - 1.5%
13,000	Coca-Cola Co.	580,840
12,600	PepsiCo Inc.	822,276

	Total Beverages	1,403,116

Food & Staples Retailing - 2.5%
28,868	FHC Delaware Inc. (a)(b)*	137,123
43,800	Wal-Mart Stores Inc.	2,160,216

	Total Food & Staples Retailing	2,297,339

Household Products - 0.6%
9,500	Colgate-Palmolive Co.	589,950

Personal Products - 0.4%
12,400	Avon Products Inc.	380,184

	TOTAL CONSUMER STAPLES	4,670,589

ENERGY - 7.1%
Energy Equipment & Services - 2.0%
49,000	Halliburton Co.	1,394,050
8,000	Schlumberger Ltd.	496,240

	Total Energy Equipment & Services	1,890,290

Oil, Gas & Consumable Fuels - 5.1%
10,000	BP PLC, ADR	655,800
7,000	Chevron Corp.	454,020
33,000	Exxon Mobil Corp.	2,214,300
6,000	Royal Dutch Shell PLC, ADR, Class A Shares	396,600
15,000	Suncor Energy Inc.	1,080,750

	Total Oil, Gas & Consumable Fuels	4,801,470

	TOTAL ENERGY	6,691,760

FINANCIALS - 11.8%
Capital Markets - 1.9%
52,400	Bank of New York Co. Inc.	1,847,624

Consumer Finance - 0.7%
12,500	American Express Co.	701,000

Diversified Financial Services - 3.4%
18,000	Bank of America Corp.	964,260
47,500	JPMorgan Chase & Co.	2,230,600

	Total Diversified Financial Services	3,194,860

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
FINANCIALS - 11.8% (continued)
Insurance - 3.9%
13,700	American International Group Inc.	$907,762
466	Berkshire Hathaway Inc., Class B Shares*	1,479,084
24,000	Chubb Corp.	1,247,040

	Total Insurance	3,633,886

Real Estate Investment Trusts (REITs) - 1.9%
7,500	Brandywine Realty Trust	244,125
14,800	Duke Realty Corp.	552,780
13,500	New Plan Excel Realty Trust Inc.	365,175
14,000	Reckson Associates Realty Corp.	599,200

	Total Real Estate Investment Trusts (REITs)	1,761,280

	TOTAL FINANCIALS	11,138,650

HEALTH CARE - 4.2%
Health Care Equipment & Supplies - 1.0%
21,000	Medtronic Inc.	975,240

Pharmaceuticals - 3.2%
8,000	Merck & Co. Inc.	335,200
40,200	Pfizer Inc.	1,140,072
15,500	Schering-Plough Corp.	342,395
23,500	Wyeth	1,194,740

	Total Pharmaceuticals	3,012,407

	TOTAL HEALTH CARE	3,987,647

INDUSTRIALS - 5.4%
Air Freight & Logistics - 0.5%
6,200	United Parcel Service Inc., Class B Shares	446,028

Commercial Services & Supplies - 0.0%
4,310	Continental AFA Dispensing Co. (a)(b)*	23,705

Industrial Conglomerates - 3.3%
87,100	General Electric Co.	3,074,630

Road & Rail - 1.6%
37,000	Canadian National Railway Co.	1,551,780

	TOTAL INDUSTRIALS	5,096,143

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 2.4%
45,900	Cisco Systems Inc.*	1,055,700
50,000	Motorola Inc.	1,250,000

	Total Communications Equipment	2,305,700

Computers & Peripherals - 3.9%
2,028	Axiohm Transaction Solutions Inc. (a)(b)*	0
30,022	Hewlett-Packard Co.	1,101,507
31,000	International Business Machines Corp.	2,540,140

	Total Computers & Peripherals	3,641,647

Internet Software & Services - 0.6%
1,300	Google Inc., Class A Shares*	522,470

Semiconductors & Semiconductor Equipment - 1.4%
10,379	Freescale Semiconductor Inc., Class B Shares*	394,506
45,200	Intel Corp.	929,764

	Total Semiconductors & Semiconductor Equipment	1,324,270

Software - 1.7%
58,200	Microsoft Corp.	1,590,606

	TOTAL INFORMATION TECHNOLOGY	9,384,693

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 52.6% (continued)
MATERIALS - 1.4%
Chemicals - 0.6%
10,682	Monsanto Co.	$502,161

Metals & Mining - 0.8%
27,900	Alcoa Inc.	782,316

	TOTAL MATERIALS	1,284,477

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.8%
59,100	AT&T Inc.	1,924,296
44,160	Verizon Communications Inc.	1,639,660

	TOTAL TELECOMMUNICATION SERVICES	3,563,956

	TOTAL COMMON STOCKS (Cost - $38,684,884)	49,476,585

CONVERTIBLE PREFERRED STOCKS - 0.4%
INDUSTRIALS - 0.4%
Trading Companies & Distributors - 0.4%
7,156	United Rentals Trust I, 6.500% due 8/1/28 (Cost - $311,286)	336,332

PREFERRED STOCKS(a) - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
321	TCR Holdings Corp., Class B Shares, 0.000% (b)*	0
177	TCR Holdings Corp., Class C Shares, 0.000% (b)*	0
466	TCR Holdings Corp., Class D Shares, 0.000% (b)*	1
964	TCR Holdings Corp., Class E Shares, 0.000% (b)*	1

	TOTAL FINANCIALS	2

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
2,711	PTV Inc., Cumulative, Series A, 10.000%	7,997

	TOTAL PREFERRED STOCKS (Cost - $115)	7,999

FACE AMOUNT
ASSET-BACKED SECURITIES - 5.0%
Automobiles - 1.5%
$750,000	ARG Funding Corp., Series 2005-1A, Class A3, 4.290% due 4/20/11 (c)(d)	730,632
725,000	Susquehanna Auto Lease Trust, Series 2005-1, Class A3, 4.430% due 6/16/08 (d)	719,480

	Total Automobiles	1,450,112

Home Equity - 3.2%
321,049	ACE Securities Corp., Series 2006-SL2, Class A, 5.500% due 1/25/36 (c)(e)	321,332
225,829	Argent Securities Inc., Series 2006-W4, Class A2A, 5.390% due 5/25/36 (c)(e)	225,986
192,325	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.434% due 4/28/36 (c)(e)	192,445
200,000	Bear Stearns Asset Backed Securities, Series 2004-B01, Class 1A2, 5.680% due 9/25/34 (c)(e)	201,444
249,910	Countrywide Home Equity Loan Trust, Series 2006-D, Class 2A, 5.530% due 5/15/36 (c)(e)	250,068
194,684	First Franklin Mortgage Loan Trust, Series 2005-FF1, Class-A2B, 5.550% due 12/25/34 (c)(e)	194,895
272,311	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29 (c)	280,261
207,241	GSAMP Trust, Series 2006-S2, Class A2, 5.430% due 1/25/36 (c)(e)	207,371

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Home Equity - 3.2% (continued)
$243,351	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.500% due 4/25/36 (c)(e)	$243,506
240,677	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.390% due 8/25/36 (c)(e)	240,828
273,562	RAAC Series, Series 2006-RP3, Class A, 5.600% due 5/25/36 (c)(d)(e)	273,562
303,900	SACO I Trust, Series 2006-4, Class A1, 5.500% due 3/25/36 (c)(e)	304,120
59,330	Soundview Home Equity Loan Trust, Series 2000-1, Class A1F, 8.640% due 5/25/30 (c)	59,145

	Total Home Equity	2,994,963

Student Loan - 0.3%
260,590	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.490% due 10/25/34 (c)(e)	260,460

	TOTAL ASSET-BACKED SECURITIES (Cost - $4,722,070)	4,705,535

COLLATERALIZED MORTGAGE OBLIGATIONS(c)(e) - 9.4%
290,000	Banc of America Commercial Mortgage Inc., Series 2006-1, Class A4, 5.372% due 9/10/45	290,822
180,800	Banc of America Mortgage Securities, Series 2005-H, Class 2A1, 4.817% due 9/25/35	178,264
	Countrywide Alternative Loan Trust:
311,183	Series 2005-59, Class 1A1, 5.660% due 11/20/35	312,412
415,874	Series 2005-72, Class A1, 5.600% due 1/25/36	416,446
281,598	Series 2006-OA6, Class 1A1A, 5.540% due 7/25/36	281,598
279,492	Series OA3, Class 1A1, 5.530% due 5/25/36	279,492
	Countrywide Home Loan Mortgage Pass-Through Trust:
225,435	5.660% due 2/25/35	226,378
290,230	Series 2005-9, Class 1A1, 5.630% due 5/25/35	291,651
290,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4, 5.557% due 2/15/39	294,648
263,799	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.998% due 8/25/35	261,048
	Downey Savings and Loan Association Mortgage Loan Trust:
259,304	Series 2005-AR2, Class 2A1A, 5.540% due 3/19/45	259,767
	Series 2006-AR1:
268,496	Class 1A1A, 5.483% due 3/19/46	268,496
268,496	Class 1A1B, 5.483% due 3/19/47	268,496
289,294	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.589% due 10/25/35	286,263
	Harborview Mortgage Loan Trust:
340,281	Series 2004-08, Class 2A4A, 5.73% due 11/19/34	341,682
344,500	Series 2004-11, Class 3A1A, 5.680% due 1/19/35	346,120
253,357	Indymac Index Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 5.272% due 3/25/35	252,724
250,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814% due 6/12/43	258,650
379,892	Luminent Mortgage Trust, Series 2006-1, Class A1, 5.570% due 4/25/36	380,941
350,592	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-3AC, Class A2, 4.920% due 3/25/34	349,135
	Structured Asset Mortgage Investments Inc., Series 2006-AR5:
308,861	Class 1A1, 5.540% due 5/25/36	309,199
193,115	Class 2A1, 5.540% due 5/25/36	193,399
922,236	Thornburg Mortgage Securities Trust, Series 2005-02, Class A4, 5.580% due 7/25/45	922,806
	Washington Mutual Inc.:
420,729	Series 2005-AR17, Class A1A1, 5.600% due 12/25/45	422,481
270,553	Series 2005-AR19, Class A1A2, 5.620% due 12/25/45	271,746

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (c)(e) - 9.4% (continued)
$148,266	Series 2006-AR10, Class 1A1, 5.980% due 9/25/36	$149,716
267,005	Washington Mutual Pass Through Certificates, Series 2005-AR15, Class A1A2, 5.610% due 11/25/45	268,222
178,236	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 4/25/36	177,022
275,114	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.460% due 8/25/36	274,911

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,795,632)	8,834,535

CONVERTIBLE BONDS & NOTES - 1.5%
Biotechnology - 0.9%
425,000	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	396,844
500,000	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	430,000

	Total Biotechnology	826,844

Communications Equipment - 0.6%
600,000	Ciena Corp., Senior Notes, 3.750% due 2/1/08	582,000

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,402,159)	1,408,844

CORPORATE BONDS & NOTES - 10.3%
Auto Components - 0.4%
350,000	Johnson Controls Inc., Senior Notes, 5.000% due 11/15/06 (c)	349,655

Automobiles - 0.4%
120,000	DaimlerChrysler North America Holding Corp., Notes, 4.050% due 6/4/08 (c)	117,228
150,000	Ford Motor Co., Notes, 7.450% due 7/16/31 (c)	116,625
	General Motors Corp., Senior Debentures:
140,000	8.250% due 7/15/23 (c)	121,975
10,000	8.375% due 7/15/33	8,700

	Total Automobiles	364,528

Capital Markets - 0.6%
40,000	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	40,401
80,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10 (c)	78,236
40,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 6.173% due 8/19/65 (e)	40,380
50,000	Lehman Brothers Holdings Inc., Notes, 4.000% due 1/22/08	49,219
350,000	Morgan Stanley, Subordinated Notes, 4.750% due 4/1/14 (c)	333,358

	Total Capital Markets	541,594

Commercial Banks - 0.7%
100,000	Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (c)(d)(e)	102,362
120,000	Landsbanki Islands HF, 6.100% due 8/25/11 (d)	121,384
50,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (d)(e)	51,834
220,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (c)	217,919
170,000	Wells Fargo & Co., Notes, 5.300% due 8/26/11 (c)	171,318

	Total Commercial Banks	664,817

Commercial Services & Supplies - 0.1%
90,000	Waste Management Inc., 6.375% due 11/15/12 (c)	94,136

Consumer Finance - 1.4%
	Ford Motor Credit Co.:
580,000	Notes, 7.375% due 10/28/09 (c)	564,025
100,000	Senior Notes, 5.800% due 1/12/09 (c)	95,251
	General Motors Acceptance Corp.:
30,000	Medium-Term Notes, 4.375% due 12/10/07	29,296

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Consumer Finance - 1.4% (continued)
	Notes:
$530,000	6.125% due 8/28/07 (c)	$529,360
20,000	5.125% due 5/9/08	19,606
100,000	5.625% due 5/15/09	97,575
30,000	Senior Notes, 5.850% due 1/14/09	29,429

	Total Consumer Finance	1,364,542

Diversified Financial Services - 1.9%
60,000	Aiful Corp., Notes, 5.000% due 8/10/10 (d)	58,392
60,000	Bank of America Corp., 5.375% due 8/15/11	60,589
110,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (d)	113,575
400,000	General Electric Capital Corp., Medium-Term Notes, Series A, 5.447% due 6/22/07 (c)(e)	400,462
320,000	HSBC Finance Corp., Senior Notes, 8.000% due 7/15/10 (c)	349,878
350,000	International Lease Finance Corp., Medium-Term Notes, Series O, 4.375% due 11/1/09 (c)	340,473
350,000	JPMorgan Chase & Co., Subordinated Notes, 5.750% due 1/2/13 (c)	358,382
100,000	Residential Capital Corp., Notes, 6.000% due 2/22/11 (c)	99,973

	Total Diversified Financial Services	1,781,724

Diversified Telecommunication Services - 0.6%
100,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (c)	98,014
70,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (c)	75,691
120,000	Telecom Italia Capital SA, Notes, 5.250% due 10/1/15 (c)	111,387
325,000	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13 (c)	329,470

	Total Diversified Telecommunication Services	614,562

Electric Utilities - 0.4%
100,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (c)	94,742
	FirstEnergy Corp., Notes:
60,000	Series B, 6.450% due 11/15/11 (c)	62,659
120,000	Series C, 7.375% due 11/15/31 (c)	139,164
70,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (c)	70,642

	Total Electric Utilities	367,207

Health Care Providers & Services - 0.0%
	HCA Inc., Senior Notes:
3,000	6.300% due 10/1/12	2,546
30,000	6.250% due 2/15/13	25,125
16,000	6.500% due 2/15/16	12,880

	Total Health Care Providers & Services	40,551

Household Durables - 0.0%
200,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (a)(b)(f)	0

Independent Power Producers & Energy Traders - 0.2%
110,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (c)	111,710
	TXU Corp., Senior Notes:
40,000	Series P, 5.550% due 11/15/14	37,991
30,000	Series R, 6.550% due 11/15/34	28,406

	Total Independent Power Producers & Energy Traders	178,107

Industrial Conglomerates - 0.2%
190,000	Tyco International Group SA, Notes, 6.000% due 11/15/13 (c)	196,901

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 10.3% (continued)
IT Services - 0.1%
$90,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (c)	$94,197

Media - 0.8%
70,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11 (c)	70,282
225,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (c)	256,980
180,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (c)	189,344
40,000	News America Inc., 6.200% due 12/15/34	38,329
50,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	59,143
	Time Warner Inc.:
90,000	6.875% due 5/1/12	95,275
30,000	Debentures, 7.700% due 5/1/32 (c)	33,601
40,000	Viacom Inc., Senior Notes, 5.750% due 4/30/11 (d)	39,960

	Total Media	782,914

Multi-Utilities - 0.1%
100,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (c)	100,728

Oil, Gas & Consumable Fuels - 1.3%
80,000	Amerada Hess Corp., Notes, 7.300% due 8/15/31 (c)	90,356
80,000	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31 (c)	91,748
60,000	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07 (c)	59,082
180,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (c)	208,216
110,000	Devon Energy Corp., Debentures, 7.950% due 4/15/32 (c)	136,246
160,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31 (c)	194,220
	Kinder Morgan Energy Partners LP:
60,000	6.750% due 3/15/11	62,573
10,000	Senior Notes, 6.300% due 2/1/09	10,166
77,000	Pemex Project Funding Master Trust, Notes, 6.625% due 6/15/35 (d)	75,749
50,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	49,779
130,000	Williams Cos. Inc., Debentures, Series A, 7.500% due 1/15/31 (c)	129,025
	XTO Energy Inc., Senior Notes:
20,000	7.500% due 4/15/12	21,831
90,000	6.250% due 4/15/13	92,956

	Total Oil, Gas & Consumable Fuels	1,221,947

Paper & Forest Products - 0.2%
160,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (c)	167,411

Road & Rail - 0.4%
336,197	Union Pacific Corp., Pass-Through Certificates, Series 2004-1, 5.404% due 7/2/25 (c)	337,046

Tobacco - 0.2%
140,000	Altria Group Inc., Notes, 7.000% due 11/4/13 (c)	152,860

Wireless Telecommunication Services - 0.3%
225,000	Sprint Capital Corp., Notes, 8.375% due 3/15/12 (c)	252,455

	TOTAL CORPORATE BONDS & NOTES (Cost - $9,886,406)	9,667,882

MORTGAGE-BACKED SECURITIES - 18.2%
FHLMC - 2.1%
	Federal Home Loan Mortgage Corp. (FHLMC):
53,603	8.000% due 7/1/20 (c)	55,630
	Gold:
1,900,000	5.500% due 10/17/21-10/12/36 (g)(h)	1,885,687

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
FHLMC - 2.1% (continued)
$63,119	6.500% due 3/1/26-5/1/26	$64,723

	TOTAL FHLMC	2,006,040

FNMA - 13.3%
	Federal National Mortgage Association (FNMA):
123,697	6.500% due 10/1/10-6/1/26	126,568
3,700,000	5.000% due 10/17/21-10/12/36 (g)(h)	3,587,891
3,850,000	5.500% due 11/16/21-10/12/36 (g)(h)	3,813,140
353,194	4.500% due 11/1/23 (c)	336,411
72,196	9.000% due 1/1/24	77,510
122,294	7.000% due 3/1/26-4/1/29	126,263
260,635	7.500% due 11/1/26 (c)	270,781
36,282	8.000% due 5/1/30-2/1/31	38,278
265,000	4.500% due 10/12/36 (g)(h)	247,609
3,900,000	6.000% due 10/12/36 (g)(h)	3,918,283

	TOTAL FNMA	12,542,734

GNMA - 2.8%
	Government National Mortgage Association (GNMA):
900,000	5.000% due 10/19/36 (g)(h)	874,406
1,700,000	6.000% due 10/19/36 (g)	1,720,720

	TOTAL GNMA	2,595,126

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $17,185,053)	17,143,900

SOVEREIGN BONDS - 1.1%
Brazil - 0.1%
100,000	Federative Republic of Brazil, 11.000% due 8/17/40 (c)	130,325

Canada - 0.3%
300,000	Province of Ontario, 3.282% due 3/28/08 (c)	291,868

Colombia - 0.0%
16,000	Republic of Colombia, 11.750% due 2/25/20	22,520

Mexico - 0.2%
174,000	United Mexican States, Medium-Term Notes, Series A, 7.500% due 4/8/33 (c)	200,839

Panama - 0.1%
30,000	Republic of Panama, 9.375% due 4/1/29	38,625

Russia - 0.4%
340,000	Russian Federation, 5.000% due 3/31/30 (c)	379,845

	TOTAL SOVEREIGN BONDS (Cost - $1,060,819)	1,064,022

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.9%
U.S. Government Agencies - 0.7%
300,000	Federal Home Loan Bank (FHLB), Global Bonds, 5.500% due 7/15/36 (c)	316,590
	Federal National Mortgage Association (FNMA):
200,000	6.000% due 5/15/11 (c)	209,141
130,000	Notes, 5.000% due 9/15/08 (c)	130,101

	Total U.S. Government Agencies	655,832

U.S. Government Obligations - 3.2%
	U.S. Treasury Bonds:
600,000	8.000% due 11/15/21 (c)	802,875
1,090,000	4.500% due 2/15/36 (c)	1,044,782

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations - 3.2% (continued)
$220,000	4.625% due 3/31/08 (c)	$219,553
400,000	3.375% due 10/15/09 (c)	386,188
340,000	4.500% due 11/15/15 (c)	336,813
170,000	4.500% due 2/15/16	168,347

	Total U.S. Government Obligations	2,958,558

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,488,487)	3,614,390

U.S. TREASURY INFLATION PROTECTED SECURITIES(c) - 0.8%
	U.S. Treasury Bonds, Inflation Indexed:
512,550	2.000% due 1/15/16	500,938
102,510	2.000% due 1/15/26	98,345
184,511	U.S. Treasury Notes, Inflation Indexed, 2.375% due 4/15/11	184,763

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $783,093)	784,046

CONTRACTS
PURCHASED OPTION - 0.0%
500,000	U.S. Treasury Notes, Call @ 102.03, expires 11/06/06 (Cost - $3,867)	3,769

WARRANTS
WARRANTS - 0.0%
229,655	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(b)*	1
2,373	Lucent Technologies Inc., Expires 12/10/07*	451

	TOTAL WARRANTS (Cost - $0)	452

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $86,323,871)	97,048,291

FACE AMOUNT
SHORT-TERM INVESTMENTS - 13.9%
Sovereign Bonds - 0.2%
200,000	Government of Canada, 5.142% due 12/15/06 (c)(i) (Cost - $197,911)	197,850

U.S. Government Agency - 0.1%
50,000	Federal National Mortgage Association (FNMA), Discount Notes,, 5.197% due 6/25/07 (i)(j) (Cost - $48,153)	48,173

Repurchase Agreements - 13.6%
7,571,000	Interest in $518,984,000 joint tri-party repurchase agreement dated 9/29/06 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.300% due 10/2/06; Proceeds at maturity - $7,574,344; (Fully collateralized by U.S. Treasury Note, 4.125% due 8/15/08; Market value - $7,722,462)	7,571,000
5,262,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity - $5,264,337; (Fully collateralized by U.S. Government Agency Obligation, 4.000% due 7/13/07; Market value - $5,371,631) (c)	5,262,000

	Total Repurchase Agreements (Cost - $12,833,000)	12,833,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,079,064)	13,079,023

	TOTAL INVESTMENTS - 117.1% (Cost - $99,402,935#)	110,127,314
	Liabilities in Excess of Other Assets - (17.1)%	(16,116,583)

	TOTAL NET ASSETS - 100.0%	$94,010,731

See Notes to Schedules of Investments.

SALOMON BROTHERS BALANCED FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(b)	Illiquid security.

(c)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, TBA’s and mortgage dollar rolls.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(f)	Security is currently in default.

(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(h)	All or a portion of this security was acquired under a mortgage dollar roll agreement (See Notes 1 and 2).

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
1,300	Federal National Mortgage Association (FNMA), 6.000%*	10/5/06	$100.40	$3,910
4	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	110.00	1,875
5	U.S. Treasury Notes 10 Year Futures, Call	2/23/07	111.00	1,250
5	U.S. Treasury Notes 10 Year Futures, Put	2/23/07	106.00	2,188
	TOTAL OPTIONS WRITTEN

	(Premiums received - $9,930)			$9,223

*	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 11.8%
Hotels, Restaurants & Leisure - 3.2%
98,042	Ctrip.com International Ltd., ADR	$4,406,988
156,450	PF Chang’s China Bistro Inc.*	5,430,379
144,500	Station Casinos Inc.	8,356,435

	Total Hotels, Restaurants & Leisure	18,193,802

Household Durables - 0.7%
224,900	Tempur-Pedic International Inc.*	3,861,533

Internet & Catalog Retail - 1.0%
375,000	Gmarket Inc., ADR*	5,456,250

Leisure Equipment & Products - 1.2%
176,900	Marvel Entertainment Inc.*	4,270,366
68,923	Pool Corp.	2,653,536

	Total Leisure Equipment & Products	6,923,902

Media - 2.3%
249,400	R.H. Donnelley Corp.	13,193,260

Specialty Retail - 2.7%
130,550	Men’s Wearhouse Inc.	4,857,765
433,700	Pier 1 Imports Inc.	3,218,054
391,100	Urban Outfitters Inc.*	6,918,559

	Total Specialty Retail	14,994,378

Textiles, Apparel & Luxury Goods - 0.7%
134,700	K-Swiss Inc., Class A Shares	4,049,082

	TOTAL CONSUMER DISCRETIONARY	66,672,207

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.7%
131,700	United Natural Foods Inc.*	4,081,383

Personal Products - 2.0%
272,979	Elizabeth Arden Inc.*	4,411,341
373,900	Nu Skin Enterprises Inc., Class A Shares	6,550,728

	Total Personal Products	10,962,069

	TOTAL CONSUMER STAPLES	15,043,452

ENERGY - 5.2%
Energy Equipment & Services - 1.8%
75,850	CARBO Ceramics Inc.	2,732,875
732,500	Input/Output Inc.*	7,273,725

	Total Energy Equipment & Services	10,006,600

Oil, Gas & Consumable Fuels - 3.4%
66,000	Cheniere Energy Inc.*	1,960,860
180,300	Encore Acquisition Co.*	4,388,502
570,406	Gasco Energy Inc.*	1,540,096
133,774	GMX Resources Inc.*	4,199,166
127,600	OPTI Canada Inc.*	2,048,099
14,400	Quicksilver Resources Inc.*	459,360
191,600	Range Resources Corp.	4,835,984

	Total Oil, Gas & Consumable Fuels	19,432,067

	TOTAL ENERGY	29,438,667

EXCHANGE TRADED FUND - 1.0%
Exchange Traded - 1.0%
80,000	iShares Russell 2000 Growth Index Fund	5,791,200

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.4% (continued)
FINANCIALS - 7.7%
Capital Markets - 0.9%
50,900	Affiliated Managers Group Inc.*	$5,095,599

Commercial Banks - 1.9%
76,000	Cullen/Frost Bankers Inc.	4,394,320
76,100	East-West Bancorp Inc.	3,014,321
72,100	Westamerica Bancorporation	3,641,771

	Total Commercial Banks	11,050,412

Consumer Finance - 1.3%
244,200	Nelnet Inc., Class A Shares*	7,506,708

Insurance - 0.6%
207,300	Universal American Financial Corp.*	3,331,311

Real Estate Investment Trusts (REITs) - 3.0%
37,300	Alexandria Real Estate Equities Inc.	3,498,740
124,100	BioMed Realty Trust Inc.	3,765,194
57,800	Global Signal Inc.	2,923,524
125,600	Gramercy Capital Corp.	3,166,376
60,060	PS Business Parks Inc.	3,621,618

	Total Real Estate Investment Trusts (REITs)	16,975,452

	TOTAL FINANCIALS	43,959,482

HEALTH CARE - 12.2%
Biotechnology - 5.0%
115,500	Alexion Pharmaceuticals Inc.*	3,924,690
315,300	Arena Pharmaceuticals Inc.*	3,777,294
577,300	BioMarin Pharmaceutical Inc.*	8,214,979
331,700	Nektar Therapeutics*	4,779,797
325,300	NPS Pharmaceuticals Inc.*	1,239,393
1,344,400	Oscient Pharmaceuticals Corp.*	1,384,732
141,000	Tanox Inc.*	1,666,620
101,475	Vertex Pharmaceuticals Inc.*	3,414,634

	Total Biotechnology	28,402,139

Health Care Equipment & Supplies - 3.5%
138,700	Advanced Medical Optics Inc.*	5,485,585
50,980	Cooper Cos. Inc.	2,727,430
277,500	DJ Orthopedics Inc.*	11,524,575

	Total Health Care Equipment & Supplies	19,737,590

Health Care Providers & Services - 2.5%
156,500	Health Net Inc.*	6,810,880
97,200	LifePoint Hospitals Inc.*	3,433,104
72,800	Manor Care Inc.	3,805,984

	Total Health Care Providers & Services	14,049,968

Pharmaceuticals - 1.2%
179,900	AVANIR Pharmaceuticals, Class A Shares*	1,244,908
183,500	Endo Pharmaceuticals Holdings Inc.*	5,972,925

	Total Pharmaceuticals	7,217,833

	TOTAL HEALTH CARE	69,407,530

INDUSTRIALS - 11.6%
Aerospace & Defense - 1.2%
357,392	Orbital Sciences Corp.*	6,708,248

Building Products - 2.1%
83,500	ElkCorp	2,267,025
162,900	NCI Building Systems Inc.*	9,475,893

	Total Building Products	11,742,918

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
INDUSTRIALS - 11.6% (continued)
Commercial Services & Supplies - 1.5%
256,600	Herman Miller Inc.	$8,778,286

Machinery - 4.6%
220,900	AGCO Corp.*	5,599,815
123,800	IDEX Corp.	5,329,590
339,700	JLG Industries Inc.	6,729,457
237,225	Mueller Industries Inc.	8,343,203

	Total Machinery	26,002,065

Trading Companies & Distributors - 2.2%
306,500	MSC Industrial Direct Co. Inc., Class A Shares	12,486,810

	TOTAL INDUSTRIALS	65,718,327

INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 8.7%
852,100	ADC Telecommunications Inc.*	12,781,500
779,000	Andrew Corp.*	7,190,170
314,900	China GrenTech Corp. Ltd. ADR*	3,259,215
1,105,100	ECI Telecom Ltd.*	9,117,075
2,491,900	Extreme Networks Inc.*	9,045,597
224,385	NETGEAR Inc.*	4,620,087
199,460	Redback Networks Inc.*	2,768,505
34,200	Tekelec*	442,890

	Total Communications Equipment	49,225,039

Computers & Peripherals - 4.0%
145,600	Avid Technology Inc.*	5,302,752
760,257	Electronics for Imaging Inc.*	17,394,680

	Total Computers & Peripherals	22,697,432

Electronic Equipment & Instruments - 2.3%
347,400	Dolby Laboratories Inc., Class A Shares*	6,895,890
96,800	Mettler-Toledo International Inc.*	6,403,320

	Total Electronic Equipment & Instruments	13,299,210

Internet Software & Services - 6.9%
49,969	Digital Insight Corp.*	1,465,091
847,722	Digitas Inc.*	8,155,086
463,100	Openwave Systems Inc.*	4,334,616
436,500	SINA Corp.*	10,977,975
401,000	Sohu.com Inc.*	8,830,020
138,300	WebEx Communications Inc.*	5,396,466

	Total Internet Software & Services	39,159,254

IT Services - 3.0%
461,500	Sabre Holdings Corp., Class A Shares	10,794,485
386,100	Sapient Corp.*	2,104,245
167,300	Wright Express Corp.*	4,025,238

	Total IT Services	16,923,968

Semiconductors & Semiconductor Equipment - 4.1%
481,100	Genesis Microchip Inc.*	5,662,547
311,200	Photronics Inc.*	4,397,256
248,200	Trident Microsystems Inc.*	5,773,132
3,399,300	Zarlink Semiconductor Inc.*	7,376,481

	Total Semiconductors & Semiconductor Equipment	23,209,416

Software - 2.9%
383,800	Corel Corp.*	4,939,506
323,200	Take-Two Interactive Software Inc.*	4,608,832

See Notes to Schedules of Investments.

SALOMON BROTHERS SMALL CAP GROWTH FUND

Schedules of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Software - 2.9% (continued)
799,300	TIBCO Software Inc.*	$7,177,714

	Total Software	16,726,052

	TOTAL INFORMATION TECHNOLOGY	181,240,371

MATERIALS - 4.9%
Chemicals - 3.3%
116,800	Minerals Technologies Inc.	6,237,120
90,500	Scotts Miracle-Gro Co., Class A Shares	4,026,345
269,500	Senomyx Inc.*	4,142,215
164,900	Valspar Corp.	4,386,340

	Total Chemicals	18,792,020

Metals & Mining - 1.6%
319,100	Compass Minerals International Inc.	9,033,721

	TOTAL MATERIALS	27,825,741

TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 1.4%
771,300	Cincinnati Bell Inc.*	3,717,666
306,100	Citizens Communications Co.	4,297,644

	Total Diversified Telecommunication Services	8,015,310

Wireless Telecommunication Services - 4.7%
463,922	American Tower Corp., Class A Shares*	16,933,153
746,400	Dobson Communications Corp., Class A Shares*	5,239,728
257,290	WiderThan Co., Ltd., ADR*	4,307,035

	Total Wireless Telecommunication Services	26,479,916

	TOTAL TELECOMMUNICATION SERVICES	34,495,226

UTILITIES - 1.3%
Electric Utilities - 0.9%
173,800	ITC Holdings Corp.	5,422,560

Independent Power Producers & Energy Traders - 0.4%
66,400	Ormat Technologies Inc.	2,172,608

	TOTAL UTILITIES	7,595,168

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $497,226,352)	547,187,371

FACE AMOUNT
SHORT-TERM INVESTMENT - 6.1%
Repurchase Agreement - 6.1%
$34,432,000	Interest in $518,363,000 joint tri-party repurchase agreement dated 9/29/06 with Greenwich Capital Markets Inc., 5.350% due 10/2/06; Proceeds at maturity - $34,447,351; (Fully collateralized by various U.S. Government Agency Obligations, 4.221% to 7.589% due 11/1/18 to 2/1/37; Market value - $35,120,919) (Cost - $34,432,000)	34,432,000

	TOTAL INVESTMENTS - 102.5% (Cost - $531,658,352#)	581,619,371
	Liabilities in Excess of Other Assets - (2.5)%	(14,292,314)

	TOTAL NET ASSETS - 100.0%	$567,327,057

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Balanced Fund (“Balanced Fund”) and Salomon Brothers Small Cap Growth Fund (“Small Cap Growth Fund”) (collectively the “Funds”), are separate investment funds of the Salomon Brothers Series Funds Inc., a Maryland corporation, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Balanced Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date

Notes to Schedules of Investments (unaudited) (continued)

the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. The Balanced Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Written Options. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Funds realize a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Funds.

A risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(i) Credit and Market Risk. The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedules of Investments (unaudited) (continued)

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Balanced Fund	$13,386,026	$(2,661,647)	$10,724,379
Small Cap Growth Fund	76,091,933	(26,130,914)	49,961,019

At September 30, 2006, Balanced Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Canadian Dollar	400,000	$359,097	11/7/2006	$(626)
Japanese Yen	41,520,000	353,898	11/7/2006	822

				196

Contracts to Sell:
Canadian Dollar	400,000	359,097	11/7/2006	(6,021)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(5,825)

At September 30, 2006, the Balanced Fund held TBA securities with a total cost of $16,090,252. The average monthly balance of mortgage dollar rolls outstanding for the Balanced Fund during the period ended September 30, 2006 was approximately $15,457,335. At September 30, 2006, the Balanced Fund had outstanding mortgage dollar rolls with a cost of $7,967,719. There were no counterparties with mortgage dollar rolls outstanding in excess of 10% of net assets at September 30, 2006.

At September 30, 2006, the Balanced Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Euro	3	6/07	$710,940	$712,387	$1,447
U.S. Treasury 2 Year Notes	15	12/06	3,061,091	3,067,500	6,409
U.S. Treasury 5 Year Notes	28	12/06	2,935,398	2,954,438	19,040

					26,896

Contracts to Sell:
U.S. Treasury 10 Year Notes	27	12/06	2,894,998	2,917,687	(22,689)
U.S. Treasury Bonds	4	12/06	442,863	449,625	(6,762)

					(29,451)

Net Unrealized Loss on Open Futures Contracts					$(2,555)

At September 30, 2006, written option transactions for the Balanced Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding December 31, 2005	—	—
Options written	1,398	$30,620
Options closed	(84)	(20,690)
Options expired	—	—

Options written, outstanding September 30, 2006	1,314	$9,930

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Funds Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 29, 2006

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	November 29, 2006